Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Mar. 31, 2026	Dec. 31, 2025	Apr. 30, 2025	Dec. 31, 2024
Condensed Consolidated Balance Sheets
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in shares)	1,000,000	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued	0	0		0
Preferred stock, shares outstanding	0	0		0
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	500,000,000	500,000,000	500,000,000	500,000,000
Common stock, shares issued	44,877,633	27,064,633		17,500,000
Common stock, shares outstanding	44,877,633	27,064,633		17,500,000